Fair Value of Financial Instruments (Assets Measured at Fair Value) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	$ 74	$ 392
Derivative liabilities, at fair value	44,971	5,305
Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	0	0
Derivative liabilities, at fair value	0	0
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	74	392
Derivative liabilities, at fair value	44,971	5,305
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	0	0
Derivative liabilities, at fair value	$ 0	$ 0